As filed with the Securities and Exchange Commission on August 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21487

Helios Strategic Income Fund, Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor New York, NY 10281-1023
(Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2015

Date of reporting period:  June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

HELIOS STRATEGIC INCOME FUND, INC.
Schedule of Investments (Unaudited)
June 30, 2014
	Interest Rate	Maturity	Principal Amount (000s)	Value
COMMERCIAL MORTGAGE RELATED HOLDINGS – 3.6%
Commercial Mortgage-Backed Securities – 3.6%
Commercial Mortgage Pass Through Certificates
Class A4, Series 2007-C9 1	5.80%	12/10/49	$500	$559,792
Wachovia Bank Commercial Mortgage Trust
Class A5, Series 2007-C30 2	5.34	12/15/43	890	970,446
Total Commercial Mortgage-Backed Securities				1,530,238
Total COMMERCIAL MORTGAGE RELATED HOLDINGS (Cost $1,456,353)				1,530,238
CORPORATE BONDS – 121.6%
Automotive – 5.3%
American Axle & Manufacturing, Inc.	6.63	10/15/22	475	520,125
American Axle & Manufacturing, Inc.	7.75	11/15/19	175	201,687
Chrysler Group LLC 2	8.25	06/15/21	525	593,250
Ford Motor Co. 2	6.50	08/01/18	450	523,972
Jaguar Land Rover Automotive PLC 2,3,4,5	8.13	05/15/21	400	450,000
Motors Liquidation Co. 6,7	8.38	07/15/33	1,250	125
Total Automotive				2,289,159
Banking – 1.4%
The Goldman Sachs Group, Inc. 2	3.63	01/22/23	575	577,473
Basic Industry – 17.2%
Alcoa, Inc. 2	5.55	02/01/17	1,000	1,091,079
Alpha Natural Resources, Inc. 2	6.25	06/01/21	625	442,187
Alpha Natural Resources, Inc. 3,4	7.50	08/01/20	200	193,500
Arch Coal, Inc. 2	7.25	06/15/21	950	693,500
Associated Materials LLC 2	9.13	11/01/17	525	544,687
Cascades, Inc. 3,4,5	5.50	07/15/22	300	299,250
Cascades, Inc. 2,5	7.88	01/15/20	525	557,813
Hexion US Finance Corp. 2	9.00	11/15/20	700	714,000
INEOS Group Holdings SA 2,3,4,5	6.13	08/15/18	600	621,000
Masonite International Corp. 2,3,4,5	8.25	04/15/21	530	577,700
Tembec Industries, Inc. 5	11.25	12/15/18	375	405,938
The Dow Chemical Co.	5.70	05/15/18	287	327,382
Trinseo Materials Operating SCA 5	8.75	02/01/19	450	484,875
Xerium Technologies, Inc. 2	8.88	06/15/18	425	451,563
Total Basic Industry				7,404,474
Capital Goods – 12.6%
AGCO Corp. 2	5.88	12/01/21	525	595,702
Ardagh Packaging Finance PLC 2,3,4,5	6.75	01/31/21	550	567,875
Bank of America Corp. 2	3.30	01/11/23	575	566,752
Crown Cork & Seal Company, Inc. 2	7.38	12/15/26	500	554,375
DP World Sukuk Ltd. 3,4,5	6.25	07/02/17	400	442,520
General Electric Capital Corp. 1,2	5.25	06/29/49	1,000	1,011,250
Mueller Water Products, Inc. 2	7.38	06/01/17	350	355,687
Reynolds Group Issuer, Inc. 2	9.00	04/15/19	525	555,844
Tekni-Plex, Inc. 3,4	9.75	06/01/19	171	191,093
Tyco Electronics Group S.A. 2,5	6.55	10/01/17	500	578,593
Total Capital Goods				5,419,691
Consumer Cyclical – 10.2%
ACCO Brands Corp.	6.75	04/30/20	500	523,750
International Game Technology	7.50	06/15/19	250	284,187
Levi Strauss & Co. 2	7.63	05/15/20	475	511,219
Limited Brands, Inc. 2	7.60	07/15/37	350	387,625
Macy's Retail Holdings, Inc. 2	2.88	02/15/23	575	551,937
New Albertsons, Inc.	7.75	06/15/26	500	490,000
Newell Rubbermaid, Inc.	4.00	06/15/22	525	545,614

Roundy's Supermarkets, Inc. 3,4	10.25	12/15/20	525	554,531
Wyndham Worldwide Corp.	4.25	03/01/22	525	539,585
Total Consumer Cyclical				4,388,448
Consumer Non-Cyclical – 4.7%
Altria Group, Inc.	9.70	11/10/18	111	145,447
Anheuser-Busch InBev Worldwide, Inc. 2	7.75	01/15/19	1,000	1,235,434
C&S Group Enterprises LLC 2,3,4	8.38	05/01/17	400	418,320
DP World Ltd. 3,4,5	6.85	07/02/37	200	223,000
Total Consumer Non-Cyclical				2,022,201
Energy – 13.6%
Atlas Pipeline Partners LP 2	5.88	08/01/23	625	635,938
BreitBurn Energy Partners LP 2	8.63	10/15/20	525	577,500
Calfrac Holdings LP 2,3,4	7.50	12/01/20	550	591,250
EV Energy Partners LP 2	8.00	04/15/19	675	708,750
Ferrellgas Partners LP	8.63	06/15/20	500	533,750
Hilcorp Energy I LP 2,3,4	8.00	02/15/20	475	505,875
Linn Energy LLC	8.63	04/15/20	140	151,200
RKI Exploration & Production LLC 3,4	8.50	08/01/21	375	406,875
SESI LLC	7.13	12/15/21	500	563,750
Thunderbird Resource Equity I 2,7	11.00	12/01/17	194	165,210
Trinidad Drilling Ltd. 2,3,4,5	7.88	01/15/19	310	327,825
Venoco, Inc. 2	8.88	02/15/19	500	486,250
W&T Offshore, Inc.	8.50	06/15/19	185	199,800
Total Energy				5,853,973
Finance & Investment – 4.5%
HCP, Inc.	3.15	08/01/22	550	539,357
KKR Group Finance Company LLC 3,4	6.38	09/29/20	475	559,403
Morgan Stanley	4.88	11/01/22	550	590,380
Puma International Financing SA 3,4,5	6.75	02/01/21	225	231,772
Total Finance & Investment				1,920,912
Healthcare – 5.5%
DJO Finance LLC	9.88	04/15/18	300	324,000
HCA, Inc.	5.88	05/01/23	275	287,719
HCA, Inc. 2	8.00	10/01/18	525	620,812
inVentiv Health, Inc. 3,4	11.00	08/15/18	205	195,263
Jaguar Holding Company II 2,3,4	9.50	12/01/19	300	327,750
Kindred Healthcare, Inc. 3,4	6.38	04/15/22	600	603,000
Total Healthcare				2,358,544
Media – 9.2%
Cablevision Systems Corp. 2	8.63	09/15/17	475	552,781
CCO Holdings LLC 2	8.13	04/30/20	550	595,375
Cenveo Corp.	8.88	02/01/18	550	577,374
Clear Channel Communications, Inc. 2	9.00	03/01/21	500	535,000
Cumulus Media Holdings, Inc. 2	7.75	05/01/19	475	500,531
Mediacom LLC 2	9.13	08/15/19	525	551,250
Time Warner Cable, Inc. 2	8.25	04/01/19	500	633,565
Total Media				3,945,876
Real Estate – 2.6%
Realogy Corp. 2,3,4	7.88	02/15/19	525	561,750
Ventas Realty LP 2	3.25	08/15/22	575	568,465
Total Real Estate				1,130,215
Services – 15.1%
Boyd Gaming Corp. 2	9.00	07/01/20	575	633,937
Casella Waste Systems, Inc. 2	7.75	02/15/19	725	757,625
Chester Downs & Marina LLC 2,3,4	9.25	02/01/20	575	563,500
Iron Mountain, Inc.	6.00	08/15/23	275	297,344
Iron Mountain, Inc.	8.38	08/15/21	225	235,969
Legrand France SA 2,5	8.50	02/15/25	450	625,360
MGM Resorts International 2	7.63	01/15/17	400	452,000
MTR Gaming Group, Inc. 2	11.50	08/01/19	528	593,120
Palace Entertainment Holdings LLC 2,3,4	8.88	04/15/17	525	544,687

Sotheby's 3,4	5.25	10/01/22	300	291,750
Teekay Offshore Partners LP 5	6.00	07/30/19	600	603,000
United Rentals North America, Inc.	8.25	02/01/21	275	305,938
Wynn Las Vegas LLC 2,3,4	4.25	05/30/23	600	580,500
Total Services				6,484,730
Technology & Electronics – 3.3%
First Data Corp. 2	11.25	01/15/21	700	817,250
Freescale Semiconductor, Inc. 2	8.05	02/01/20	268	289,440
ION Geophysical Corp.	8.13	05/15/18	300	300,000
Total Technology & Electronics				1,406,690
Telecommunications – 16.4%
Cincinnati Bell, Inc. 2	8.75	03/15/18	575	603,031
DIRECTV Holdings LLC	3.80	03/15/22	550	567,939
Fairpoint Communications, Inc. 3,4	8.75	08/15/19	350	377,125
Frontier Communications Corp. 2	7.13	03/15/19	725	822,875
Intelsat Luxembourg SA 5	7.75	06/01/21	550	582,312
Level 3 Communications, Inc. 2	8.88	06/01/19	525	574,219
PAETEC Holding Corp.	9.88	12/01/18	250	269,375
Qwest Corp. 2	6.88	09/15/33	1,000	1,005,984
Symantec Corp.	3.95	06/15/22	550	556,720
T-Mobile USA, Inc.	6.63	04/01/23	290	314,650
Wind Acquisition Finance SA 3,4,5	7.38	04/23/21	200	213,500
Windstream Corp.	7.50	06/01/22	550	598,813
WPP Finance 2010 5	3.63	09/07/22	550	562,067
Total Telecommunications				7,048,610
Total CORPORATE BONDS (Cost $49,431,139)				52,250,996
TERM LOANS – 3.5%
Albertsons, Inc. 1,4	4.75	03/21/19	198	198,872
Caesars Growth Properties 1,4	6.25	04/10/21	250	251,355
Fairpoint Communications, Inc. 1,4	7.50	02/14/19	296	306,435
inVentiv Health, Inc. 1,4	7.50	10/10/17	400	401,000
Roundy's Supermarkets, Inc. 1,4	5.75	02/21/21	150	149,839
Texas Competitive Electric Holdings Company LLC 1,4	4.65	10/10/17	238	194,872
Total TERM LOANS (Cost $1,491,179)				1,502,373
			Shares	Value
COMMON STOCKS – 6.8%
Automotive – 0.4%
Ford Motor Co.			9,500	163,780
Basic Industry – 0.6%
EnLink Midstream Partners LP			7,800	245,154
Capital Goods – 0.4%
General Electric Co.			5,800	152,424
Consumer Staples – 1.0%
B&G Foods, Inc.			13,810	451,449
Energy – 0.8%
BreitBurn Energy Partners LP			13,075	289,219
EV Energy Partners LP			1,200	47,544
Total Energy				336,763
Services – 0.3%
Iron Mountain, Inc.			3,800	134,710
Telecommunications – 2.9%
CenturyLink, Inc.			9,500	343,900
Frontier Communications Corp.			49,385	288,408
Verizon Communications, Inc.			7,500	366,975
Windstream Holdings, Inc.			26,350	262,446
Total Telecommunications				1,261,729
Utility – 0.4%
AES Corp.			10,350	160,943

Total COMMON STOCKS (Cost $2,246,751)		2,906,952
WARRANTS – 0.6%
Automotive – 0.6%
General Motors Financial Company, Inc. 8 Expiration: July 2016 Exercise Price: $10.00	5,546	147,579
General Motors Financial Company, Inc. 8 Expiration: July 2019 Exercise Price: $18.33	5,546	102,934
Total Automotive		250,513
Total WARRANTS (Cost $336,207)		250,513
Total Investments – 136.1% (Cost $54,961,628)		58,441,072
Liabilities in Excess of Other Assets – (36.1)%		(15,489,293)
TOTAL NET ASSETS – 100.0%		$42,951,779

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1	—Variable rate security – Interest rate shown is the rate in effect as of June 30, 2014.
2	—Portion or entire principal amount delivered as collateral for credit facility.
3
—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2014, the total value of all such securities was $11,420,614 or 26.6% of net assets.

4	—Private Placement.
5	—Foreign security or a U.S. security of a foreign company.
6	—Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of June 30, 2014, the total value of all such securities was $125 or 0.0% of net assets.
7	—Issuer is currently in default on its regularly scheduled interest payment.
8	—Non-income producing security.

HELIOS FUNDS
Notes to Financial Statements
June 30, 2014 (Unaudited)

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the trade price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Funds’ Boards of Directors (the “Boards”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Boards have adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Funds’ portfolios. Pursuant to the procedures, securities in a Fund are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. However, if (i) a market value or price is not readily available, (ii) the available quotations are not believed to be reflective of market value by the Adviser, or (iii) a significant event has occurred that would materially affect the value of the security, the security is fair valued, as determined in good faith, by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that each Fund could purchase or sell a portfolio security at the price used to calculate the Funds’ NAV.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 -	quoted prices in active markets for identical assets or liabilities
• Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

• Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Adviser’s Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Helios Advantage Income Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Residential Mortgage Related Holdings	$-	$-	$2,992,843	$2,992,843
Corporate Bonds	-	76,452,701	175	76,452,876
Term Loans	-	2,609,056	-	2,609,056
Common Stocks	1,732,852	-	-	1,732,852
Warrants	333,942	-	-	333,942
Total	$2,066,794	$79,061,757	$2,993,018	$84,121,569

Valuation Inputs				Other Financial Instruments*
Level 1 - Quoted Prices				$22,615
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs				-
Level 3 - Significant Unobservable Inputs				-
Total				$22,615

* Other financial instruments includes forward currency contracts

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of June 30, 2014.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of June 30, 2014	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 175	Discounted Cash Flow	Market Comparable Companies	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At June 30, 2014, the value of these securities was approximately $2,992,843. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Residential Mortgage- Backed Securities	Corporate Bonds	Total
Balance as of March 31, 2014	$2,212,568	$175	$2,212,743
Accrued Discounts (Premiums)	34,788	-	34,788
Realized Gain/(Loss)	376,892	-	376,892
Change in Unrealized Appreciation (Depreciation)	56,960	-	56,960
Purchases at cost	738,130	-	738,130
Sales proceeds	(426,495)	-	(426,495)
Balance as of June 30, 2014	$2,992,843	$175	$2,993,018
Change in unrealized gains or losses relating to assets still held at reporting date	$56,960	$-	$56,960

Helios High Income Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Residential Mortgage Related Holdings	$-	$-	$2,173,698	$2,173,698
Corporate Bonds	-	54,344,988	125	54,345,113
Term Loans	-	1,922,208	-	1,922,208
Common Stocks	1,245,761	-	-	1,245,761
Warrants	250,513	-	-	250,513
Total	$1,496,274	$56,267,196	$2,173,823	$59,937,293

Valuation Inputs				Other Financial Instruments*
Level 1 - Quoted Prices				$15,595
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs				-
Level 3 - Significant Unobservable Inputs				-
Total				$15,595

* Other financial instruments includes forward currency contracts

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of June 30, 2014.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of June 30, 2014	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 125	Discounted Cash Flow	Market Comparable Companies	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At June 30, 2014, the value of these securities was approximately $2,173,698. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Residential Mortgage- Backed Securities	Corporate Bonds	Total
Balance as of March 31, 2014	$1,606,922	$125	$1,607,047
Accrued Discounts (Premiums)	26,929	-	26,929
Realized Gain/(Loss)	274,089	-	274,089
Change in Unrealized Appreciation (Depreciation)	39,699	-	39,699
Purchases at cost	536,190	-	536,190
Sales proceeds	(310,131)	-	(310,131)
Balance as of June 30, 2014	$2,173,698	$125	$2,173,823
Change in unrealized gains or losses relating to assets still held at reporting date	$39,699	$-	$39,699

Helios Multi-Sector High Income, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Residential Mortgage Related Holdings	$-	$-	$2,433,856	$2,433,856
Corporate Bonds	-	61,048,788	150	61,048,938
Term Loans	-	2,117,681	-	2,117,681
Common Stocks	1,593,305	-	-	1,593,305
Warrants	292,205	-	-	292,205
Total	$1,885,510	$63,166,469	$2,434,006	$67,485,985

Valuation Inputs				Other Financial Instruments*
Level 1 - Quoted Prices				$14,746
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs				-
Level 3 - Significant Unobservable Inputs				-
Total				$14,746

* Other financial instruments includes forward currency contracts

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of June 30, 2014.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of June 30, 2014	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 150	Discounted Cash Flow	Market Comparable Companies	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At June 30, 2014, the value of these securities was approximately $2,433,856. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Residential Mortgage- Backed Securities	Corporate Bonds	Total
Balance as of March 31, 2014	$1,799,304	$150	$1,799,454
Accrued Discounts (Premiums)	30,153	-	30,153
Realized Gain/(Loss)	306,302	-	306,302
Change in Unrealized Appreciation (Depreciation)	44,488	-	44,488
Purchases at cost	600,265	-	600,265
Sales proceeds	(346,656)	-	(346,656)
Balance as of June 30, 2014	$2,433,856	$150	$2,434,006
Change in unrealized gains or losses relating to assets still held at reporting date	$44,488	$-	$44,488

Helios Strategic Income Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Commercial Mortgage Related Holdings	$-	$-	$1,530,238	$1,530,238
Corporate Bonds	-	52,250,871	125	52,250,996
Term Loans	-	1,502,373	-	1,502,373
Common Stocks	2,906,952	-	-	2,906,952
Warrants	250,513	-	-	250,513
Total	$3,157,465	$53,753,244	$1,530,363	$58,441,072

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of June 30, 2014.  The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements**
Assets	Fair Value as of June 30, 2014	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 125	Discounted Cash Flow	Market Comparable Companies	$0.01

** The table above does not include level 3 securities that are valued by brokers and pricing services. At June 30, 2014, the value of these securities was approximately $1,530,238. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Residential Mortgage- Backed Securities	Corporate Bonds	Total
Balance as of March 31, 2014	$1,536,421	$125	$1,536,546
Accrued Discounts (Premiums)	(1,396)	-	(1,396)
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation (Depreciation)	(4,787)	-	(4,787)
Purchases at cost	-	-	-
Sales proceeds	-	-	-
Balance as of June 30, 2014	$1,530,238	$125	$1,530,363
Change in unrealized gains or losses relating to assets still held at reporting date	$(4,787)	$-	$(4,787)

For the period ended June 30, 2014, there was no security transfer activity between levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Forward Currency Contracts: A forward currency contract (“forward contract”) is an agreement between two parties to buy or sell a currency at an agreed upon price for settlement at a future date. During the period the forward contract is in existence changes in the value of the forward contract will fluctuate with changes in the currency exchange rates. The forward contract is marked to market daily and these changes are recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of a forward contract is realized on the settlement date.

The Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc. and Helios Multi-Sector High Income Fund, Inc. invest in forward contracts to hedge against fluctuations in the value of foreign currencies caused by changes in the prevailing currency exchange rates. The use of forward contracts involves the risk that the counterparties may be unable to meet the terms of their contracts and may be negatively impacted from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

All contracts were done with Bank of New York Mellon as the counterparty. As of June 30, 2014, the following forward contracts were outstanding:

Helios Advantage Income Fund, Inc.

Settlement Date	Currency to be Delivered		U.S. $ Value at June 30, 2014	Currency to be Received		Unrealized Appreciation
08/18/14	1,753,834	Euros	$2,401,972	2,418,465	U.S. Dollars	$16,493
08/18/14	825,820	U.S. Dollars	825,820	607,454	Euros	6,122
						$22,615

Helios High Income Fund, Inc.

Settlement Date	Currency to be Delivered		U.S. $ Value at June 30, 2014	Currency to be Received		Unrealized Appreciation
08/18/14	1,234,528	Euros	$1,690,754	1,701,992	U.S. Dollars	$11,238
08/18/14	588,230	U.S. Dollars	588,230	432,686	Euros	4,357
						$15,595

Helios Multi-Sector High Income Fund, Inc.

Settlement Date	Currency to be Delivered		U.S. $ Value at June 30, 2014	Currency to be Received		Unrealized Appreciation
08/18/14	187,207	Canadian Dollars	$175,223	171,529	U.S. Dollars	$(3,694)
08/18/14	1,436,014	Euros	1,966,699	1,980,204	U.S. Dollars	13,505
08/18/14	666,285	U.S. Dollars	666,285	490,101	Euros	4,935
						$14,746

Credit facility: The Funds established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. Each Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.80% on the line of credit that is unused. For the period ended June 30, 2014, the average interest rate paid on the amounts outstanding under the line of credit was 0.98% for Helios Advantage Income Fund, Inc., 1.01% for the Helios High Income Fund, Inc., 0.98% for the Helios Multi-Sector High Income Fund, Inc. and 1.01% for Helios Strategic Income Fund, Inc.

	Helios Advantage Income Fund, Inc.	Helios High Income Fund, Inc.	Helios Multi- Sector High Income Fund, Inc.	Helios Strategic Income Fund, Inc.
Total line of credit amount available	$27,000,000	$19,000,000	$22,000,000	$18,000,000
Line of credit outstanding at June 30, 2014	22,600,000	16,750,000	18,600,000	16,400,000
Line of credit amount unused at June 30, 2014	4,400,000	2,250,000	3,400,000	1,600,000
Average balance outstanding during the period	21,991,209	16,750,000	18,146,154	15,780,769
Interest expense incurred on line of credit during the period	65,860	47,662	53,775	45,187

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at June 30, 2014

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Helios Advantage Income Fund, Inc.	$ 79,642,820	$ 5,259,456	$ (780,707)	$ 4,478,749
Helios High Income Fund, Inc.	56,839,352	3,696,667	(598,726)	3,097,941
Helios Multi-Sector High Income Fund, Inc.	63,902,358	4,226,177	(642,550)	3,583,627
Helios Strategic Income Fund, Inc.	54,961,628	4,080,840	(601,397)	3,479,443

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Helios Strategic Income Fund, Inc.

By (Signature and Title)                  /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:   August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                  /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:   August 28, 2014

By (Signature and Title)                   /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:   August 28, 2014